Supplement to Spinnaker Choice Prospectus
                        Supplement dated October 15, 2004
                         to Prospectus dated May 1, 2004

INVESCO VIF - Health Sciences Fund changed its name to AIM V.I. Health Sciences Fund on October 15, 2004. Accordingly, any reference to INVESCO VIF - Health Sciences Fund in this prospectus should be replaced with AIM V.I. Health Sciences Fund.


The INVESCO Variable Investment Funds, Inc. section of the Table of Variable Investment Options on Page 16 is replaced by the following:

-------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund (Series   Growth of Capital                     A I M Advisors, Inc.
I Shares)
--------------------------------------- ------------------------------------- -------------------------------
